UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          05/12/05
       -------------------------    ---------------------------     --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        59
                                               -------------

Form 13F Information Table Value Total:        $7,360,540
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                  Form 13F INFORMATION TABLE
              COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                          VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------------- -------------- --------- -------- --------  --- ---- ---------- -------- -------- -------- -------
ALBERTSONS INC                  COM           013104104   33,847  1,639,100  SH  PUT   SOLE           1,639,100
----------------------------------------------------------------------------------------------------------------------------------
ADVANCE AMER CASH ADVANCECT     COM           00739W107   46,858  3,027,000  SH        SOLE           3,027,000
----------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V       SPON ADR L SHS 02364W105  311,363  6,034,163  SH        SOLE           6,034,163
----------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  595,572  8,041,754  SH        SOLE           8,041,754
----------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC              COM           037833100  231,161  5,547,415  SH        SOLE           5,547,415
----------------------------------------------------------------------------------------------------------------------------------
ARMOR HOLDINGS INC              COM           042260109   32,817    884,800  SH        SOLE             884,800
----------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC            COM           073902108  107,472  1,075,800  SH        SOLE           1,075,800
----------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100  221,259  6,055,251  SH        SOLE           6,055,251
----------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                    COM           086516101  164,541  3,046,500  SH        SOLE           3,046,500
----------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC                 COM           09062X103   33,216    962,500  SH        SOLE             962,500
----------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101  135,947  2,949,600  SH        SOLE           2,949,600
----------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109   30,506    890,432  SH        SOLE             890,432
----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                 COM           141705103  195,711  4,919,826  SH        SOLE           4,919,826
----------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM           143130102  102,964  3,268,700  SH        SOLE           3,268,700
----------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   PAIRED CTF    143658300   91,429  1,764,700  SH        SOLE           1,764,700
----------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                     COM           152312104  202,707  3,539,500  SH        SOLE           3,539,500
----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP          COM           165167107  195,413  8,906,700  SH        SOLE           8,906,700
----------------------------------------------------------------------------------------------------------------------------------
COACH INC                       COM           189754104   75,544  1,334,000  SH        SOLE           1,334,000
----------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO            COM           194162103   66,465  1,274,000  SH        SOLE           1,274,000
----------------------------------------------------------------------------------------------------------------------------------
CORNING INC                     COM           219350105   70,008  6,290,000  SH        SOLE           6,290,000
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   43,882    686,197  SH        SOLE             686,197
----------------------------------------------------------------------------------------------------------------------------------
DELL INC                        COM           24702R101  138,461  3,603,877  SH        SOLE           3,603,877
----------------------------------------------------------------------------------------------------------------------------------
DESIGN WITHIN REACH INC         COM           250557105   18,029  1,145,758  SH        SOLE           1,145,758
----------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM           253393102  124,126  3,379,410  SH        SOLE           3,379,410
----------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM           277461109   42,315  1,300,000  SH  PUT   SOLE           1,300,000
----------------------------------------------------------------------------------------------------------------------------------
ENCORE MED CORP                 COM           29256E109    7,818  1,453,132  SH        SOLE           1,453,132
----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                 COM PAR $0.01 345370860    8,965    791,300  SH  PUT   SOLE             791,300
----------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL HLDGS LTD          SUB VTG       303901102    7,467     50,000  SH  PUT   SOLE              50,000
----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM           369604103   20,049    556,000  SH        SOLE             556,000
----------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL CORP DEL       COM           381317106  246,229  4,069,900  SH        SOLE           4,069,900
----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                      CL A          38259P508  434,855  2,409,033  SH        SOLE           2,409,033
----------------------------------------------------------------------------------------------------------------------------------
GUITAR CTR MGMT INC             COM           402040109   39,009    711,457  SH        SOLE             711,457
----------------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SERVICES INC    COM           45068B109   94,740  1,953,400  SH        SOLE           1,953,400
----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN & CHASE & CO           COM           46625H100  208,875  6,036,861  SH        SOLE           6,036,861
----------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC    COM           492515101   14,766  1,105,203  SH        SOLE           1,105,203
----------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     CL A          526057104  199,814  3,525,300  SH        SOLE           3,525,300
----------------------------------------------------------------------------------------------------------------------------------
MARSH AND MCLENNAN COS INC      COM           571748102   64,241  2,111,800  SH        SOLE           2,111,800
----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC      COM           58405U102  117,575  2,371,900  SH        SOLE           2,371,900
----------------------------------------------------------------------------------------------------------------------------------
MGI PHARMA INC                  COM           552880106   35,512  1,405,300  SH        SOLE           1,405,300
----------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC         SPONSORED ADR 607409109   96,459  2,741,100  SH        SOLE           2,741,100
----------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                   CL B NEW      62913F201  227,307  3,953,157  SH        SOLE           3,953,157
----------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS INC        COM           683399109   36,796  1,173,718  SH        SOLE           1,173,718
----------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC         COM           671040103   32,383    783,334  SH        SOLE             783,334
----------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP          CL A          731572103  101,035  2,604,000  SH        SOLE           2,604,000
----------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM           745867101  149,219  2,026,600  SH        SOLE           2,026,600
----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                    COM           747525103  148,502  4,054,115  SH        SOLE           4,054,115
----------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD          COM           760975102  271,143  3,548,058  SH        SOLE           3,548,058
----------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM           76122Q105   35,819  1,711,364  SH        SOLE           1,711,364
----------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM           783764103  147,949  2,385,500  SH        SOLE           2,385,500
----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO INC      COM           82966U103   19,670  3,500,000  SH  PUT   SOLE           3,500,000
----------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  233,296  4,680,900  SH        SOLE           4,680,900
----------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM           863236105  159,440  1,406,991  SH        SOLE           1,406,991
----------------------------------------------------------------------------------------------------------------------------------
TEMPUR PEDIC INTL INC           COM           88023U101   34,907  1,870,700  SH        SOLE           1,870,700
----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM           889478103  132,318  1,678,100  SH        SOLE           1,678,100
----------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO               COM           892356106   37,039    848,537  SH        SOLE             848,537
----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  409,390  4,292,200  SH        SOLE           4,292,200
----------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   84,855    139,450  SH        SOLE             139,450
----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   73,467  1,999,100  SH        SOLE           1,999,100
----------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC                  COM           98385X106  118,018  3,593,730  SH        SOLE           3,593,730
----------------------------------------------------------------------------------------------------------------------------------
